UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Communications Fund
	Shares	Value ($)
Common Stocks 92.9%
Communications Equipment 3.7%
Cisco Systems, Inc.	50,000	1,045,500
QUALCOMM, Inc.	40,000	2,678,000
Telefonaktiebolaget LM Ericsson "B"	50,000	623,873

		4,347,373
Computers & Peripherals 0.8%
Apple, Inc.	2,000	885,260
Media 15.7%
Comcast Corp. "A"	200,000	8,402,000
Kabel Deutschland Holding AG	20,000	1,844,199
Liberty Global, Inc. "A"* (a)	60,000	4,404,000
Time Warner Cable, Inc.	40,000	3,842,400

		18,492,599
National Carriers 49.0%
AT&T, Inc.	440,000	16,143,600
BCE, Inc. (a)	50,000	2,335,975
BT Group PLC	1,300,000	5,477,672
CenturyLink, Inc. (a)	130,000	4,566,900
Deutsche Telekom AG (Registered)	300,000	3,172,190
Singapore Telecommunications Ltd.	500,000	1,445,961
Swisscom AG (Registered)	3,300	1,527,428
TDC AS	150,000	1,158,481
Telecom Italia SpA (RSP)	300,000	185,307
Telefonica SA	370,000	5,001,263
Telenor ASA	50,000	1,096,597
Verizon Communications, Inc.	320,000	15,728,000

		57,839,374
Semiconductors 1.8%
ARM Holdings PLC	150,000	2,110,031
Wireless Services 21.9%
America Movil SAB de CV "L" (ADR)	20,000	419,200
Crown Castle International Corp.*	60,000	4,178,400
MetroPCS Communications, Inc.*	30,000	327,000
Millicom International Cellular SA (SDR)	5,000	399,774
SBA Communications Corp. "A"*	50,000	3,601,000
SOFTBANK Corp.	40,000	1,844,160
Sprint Nextel Corp.*	375,000	2,328,750
Vodafone Group PLC	4,500,000	12,772,570

		25,870,854

Total Common Stocks (Cost $102,800,323)		109,545,491
Securities Lending Collateral 10.2%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $12,052,873)	12,052,873	12,052,873
Cash Equivalents 5.2%
Central Cash Management Fund, 0.12% (b) (Cost $6,101,424)	6,101,424	6,101,424

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $120,954,620) †	108.3	127,699,788
Other Assets and Liabilities, Net (a)	(8.3)	(9,766,819)

Net Assets	100.0	117,932,969

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $120,954,620.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $6,745,168.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,853,190 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,108,022.

(a)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net are pending sales, that are also on loan. The value of securities loaned at March 31, 2013 amounted to $11,291,350 which is 9.6% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

NASDAQ 100 E-Mini Index	USD	6/21/2013	40	2,248,800	10,480
S&P 500 E-Mini Index	USD	6/21/2013	55	4,297,425	44,138
Total unrealized appreciation					54,618

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communications Equipment	$3,723,500	$623,873	$—	$4,347,373
Computers & Peripherals	885,260	—	—	885,260
Media	16,648,400	1,844,199	—	18,492,599
National Carriers	38,774,475	19,064,899	—	57,839,374
Semiconductors	—	2,110,031	—	2,110,031
Wireless Services	10,854,350	15,016,504	—	25,870,854
Other Receivable **	—	—	1,319,330	1,319,330
Short-Term Investments (d)	18,154,297	—	—	18,154,297
Derivatives (e)	54,618	$—	$—	54,618
Total	$89,094,900	$38,659,506	$1,319,330	$129,073,736

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 other receivable for which significant unobservable inputs were used in determining value:

Other Receivable**
Balance as of December 31, 2012	$1,319,330
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2013	$1,319,330
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2013	$—

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure about Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/13	Valuation Technique(s)	Unobservable Input
Other Receivable**	$1,319,330	Estimated Recovery Value based on Bankruptcy Trustee Document	Recovery Value – 11.5% Discount for Lack of Marketability – 10%

**  Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty.  The fund is in the process of claiming Lehman Brothers.

Qualitative disclosure about unobservable inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s holdings in other receivables are the estimated recovery value based on the Lehman Bankruptcy Trustee document with a discount for lack of marketability.  A significant change in the estimate of the Fund’s recovery could have a material change on the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$54,618

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013